Fair Value Measurements (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Level 1
Assets:
Timeshare financing receivables	$ 0	$ 0	$ 0
Liabilities:
Debt	325	314
Allocated Parent debt			175
Non-recourse debt	0	0	0
Level 3
Assets:
Timeshare financing receivables	1,299	1,147	1,080
Liabilities:
Debt	201	200
Allocated Parent debt			474
Non-recourse debt	646	696	506
Carrying Amount
Assets:
Timeshare financing receivables	1,034	1,025	976
Liabilities:
Debt	486	490
Allocated Parent debt			634
Carrying Amount | Non-recourse Debt
Liabilities:
Non-recourse debt	$ 645	$ 694	$ 502